OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Detailed Information About Other Investments [Abstract]
Disclosure of detailed information about investments [Table Text Block]
	December 31,	December 31,
	2023	2022
Balance at beginning of the year	$10,035	$11,200
Investment additions, at cost	73	2,305
Proceeds from disposals	(2,451)	-
Loss on investments	(2,522)	(3,470)
Balance at end of the year	5,135	10,035
Less: Non-current portion	-	1,388
Current investments	$5,135	$8,647